Taxes	12 Months Ended
Sep. 30, 2023
Taxes [Abstract]
TAXES

NOTE 15 — TAXES

(a) Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, Universe INC is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

Universe HK is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 16.5%. However, Universe HK did not generate any assessable profits derived from Hong Kong sources for the years ended September 30, 2023, 2022 and 2021, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. Jiangxi Universe, one of the Company’s main operating subsidiaries in the PRC, was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning November 2016 with a term of three years. In December 2019 and November 2022, Jiangxi Universe successfully renewed its HNTE certification with local government and will continue to enjoy the reduced income tax rate of 15% for three years, respectively, through November 2025. Universe Trade, another operating subsidiary of the Company in the PRC, was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning December 2020 with a term of three years through December 2023. Universe Trade did not successfully renew its HNTE status at the end of December 2022 and, therefore, will be subject to the standard PRC enterprise income tax rate of 25% starting from January 2024. EIT is typically governed by the local tax authority in the PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The corporate income taxes for the years ended September 30, 2023, 2022 and 2021 were reported at a blended reduced rate as a result of certain of the PRC subsidiaries of the Company’s being approved as a HNTE and enjoying a 15% reduced income tax rate. The impact of the tax holidays noted above decreased PRC corporate income taxes by $309,840, $694,955 and $1,518,979 for the years ended September 30, 2023, 2022 and 2021, respectively. The benefit of the tax holidays on net income per share (basic and diluted) was $0.09, $0.19 and $0.48 for the years ended September 30, 2023, 2022 and 2021, respectively.

The components of the income tax provision (benefit) are as follows:

	For the Years Ended September 30,
	2023	2022	2021
Current tax provision:
Cayman	$-	$-	$-
Hong Kong	-	-	-
PRC	685,937	1,357,697	3,026,867
Sub-total	685,937	1,357,697	3,026,867
Deferred tax provision (benefit):
Cayman	-	-	-
Hong Kong	-	-	-
PRC	1,627,550	(605,278)	(668,341)
Sub-total	1,627,550	(605,278)	(668,341)
Total income tax provision	$2,313,487	$752,419	$2,358,526

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2023, 2022 and 2021:

	For the Years Ended September 30,
	2023	2022	2021
Statutory PRC income tax rate	25.0%	25.0%	25.0%
Effect of income tax holiday	(8.1)%	(8.7)%	(11.0)%
Permanent difference	(0.1)%	(22.3)%	-%
Non-PRC entities not subject to PRC income tax	(2.0)%	(3.4)%	2.0%
Impact on DTA due to change in applicable income tax rate	(14.1)%	-%	0.6%
Change in valuation allowance	(4.8)%	-%	0.5%
Effective tax rate	(4.1)%	(9.4)%	17.1%

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of September 30, 2023, all of the Company’s tax returns of its PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Deferred tax assets are composed of the following:

	As of September 30,
	2023	2022
Deferred tax assets:
Net operating loss carry-forwards	$590,283	$1,210,855
Allowance for doubtful accounts	66,697	136,817
Total	656,980	1,347,672
Valuation allowance
Total deferred tax assets	$656,980	$1,347,672

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. Although Jiangxi Universe and Universe Trade incurred net loss during the years ended September 30, 2023 and 2022, the Company expected Jiangxi Universe and Universe Trade would generate net income in the fiscal year ending September 30, 2024, and determined that it was more likely than not that part of its deferred tax assets could be realized due to the estimated future earnings, and recognized valuation allowance for the part of deferred tax assets that was not expected to be realized.

(b) Taxes payable

Taxes payable consist of the following:

	As of September 30,
	2023	2022
Value added tax payable	$303,713	$115,087
Other taxes payable	131,045	52,263
Total taxes payable	$434,758	$167,350